UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-10045
CALVERT IMPACT FUND, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2008

Item 1. Schedule of Investments.
CALVERT SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008

	Shares	Value

EQUITY SECURITIES - 94.2%
Capital Markets - 8.4%
Affiliated Managers Group, Inc.*	11,991	$1,079,910
Stifel Financial Corp.*	28,566	982,385
Waddell & Reed Financial, Inc.	52,343	1,832,528

		3,894,823

Chemicals - 3.6%
Airgas, Inc.	28,494	1,663,765

Commercial Banks - 8.4%
Columbia Banking System, Inc.	50,745	980,901
Glacier Bancorp, Inc.	68,204	1,090,582
Independent Bank Corp.	39,914	951,550
Wilmington Trust Corp.	32,299	853,985

		3,877,018

Commercial Services & Supplies - 10.0%
Administaff, Inc.	24,678	688,269
Brink’s Co.	29,148	1,906,862
Interface, Inc.	87,065	1,090,925
Standard Parking Corp.*	52,599	957,302

		4,643,358

Diversified Consumer Services - 3.7%
Matthews International Corp.	37,983	1,719,111

Diversified Telecommunication Services - 3.7%
Iowa Telecommunications Services, Inc.	96,163	1,693,430

Electronic Equipment & Instruments - 10.2%
Anixter International, Inc.*	30,915	1,839,133
Littelfuse, Inc.*	41,650	1,314,058
Plexus Corp.*	56,110	1,553,125

		4,706,316

Energy Equipment & Services - 7.0%
ION Geophysical Corp.*	82,813	1,445,087
Tesco Corp.*	56,479	1,804,504

		3,249,591

Food Products - 3.7%
Lance, Inc.	92,160	1,729,843

Gas Utilities - 6.8%
New Jersey Resources Corp.	41,705	1,361,668
South Jersey Industries, Inc.	47,932	1,790,740

		3,152,408

Health Care Providers & Services - 3.7%
Owens & Minor, Inc.	37,621	1,718,903

Insurance - 4.8%
Assured Guaranty Ltd.	71,995	1,295,190
Markel Corp.*	2,478	909,426

		2,204,616

	Shares	Value

Machinery - 3.3%
IDEX Corp.	41,836	1,541,238

Metals & Mining - 3.7%
Compass Minerals International, Inc.	20,935	1,686,524

Multiline Retail - 2.2%
Saks, Inc.*	93,791	1,029,825

Real Estate Investment Trusts - 2.7%
Corporate Office Properties Trust	36,762	1,262,039

Software - 5.8%
Fair Isaac Corp.	57,419	1,192,592
Jack Henry & Associates, Inc.	69,273	1,499,068

		2,691,660

Textiles, Apparel & Luxury Goods - 2.5%
Phillips-Van Heusen Corp.	30,968	1,134,048

Total Equity Securities (Cost $41,932,593)		43,598,516

Exchange Traded Funds - 3.4%
iShares Russell 2000 Index Fund	22,729	1,568,983

Total Exchange Traded Funds (Cost $1,813,955)		1,568,983

TOTAL INVESTMENTS (Cost $43,746,548) - 97.6%		45,167,499
Other assets and liabilities, net - 2.4%		1,099,565

NET ASSETS - 100%		$46,267,064

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008

	SHARES	VALUE

EQUITY SECURITIES - 92.5%
Capital Markets - 6.3%
Affiliated Managers Group, Inc.*	9,186	$827,291
Lazard Ltd.	27,853	951,180
T. Rowe Price Group, Inc.	18,176	1,026,399

		2,804,870

Chemicals - 3.8%
Airgas, Inc.	29,000	1,693,310

Commercial Banks - 3.7%
M&T Bank Corp.	12,861	907,215
Marshall & Ilsley Corp.	49,947	765,687

		1,672,902

Commercial Services & Supplies - 11.2%
Brink’s Co.	27,972	1,829,928
Dun & Bradstreet Corp.	11,433	1,001,988
Manpower, Inc.	19,848	1,155,947
Pitney Bowes, Inc.	30,300	1,033,230

		5,021,093

Diversified Telecommunication Services - 2.0%
Citizens Communications Co.	79,267	898,888

Electronic Equipment & Instruments - 3.0%
Anixter International, Inc.*	22,574	1,342,927

Energy Equipment & Services - 8.4%
Exterran Holdings, Inc.*	25,432	1,818,134
Superior Energy Services, Inc.*	34,809	1,919,368

		3,737,502

Food Products - 3.5%
H.J. Heinz Co.	32,500	1,555,125

Health Care Equipment & Supplies - 2.6%
DENTSPLY International, Inc.	31,189	1,147,755

Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	32,218	1,288,398

Household Durables - 4.5%
Black & Decker Corp.	14,400	828,144
Snap-on, Inc.	23,062	1,199,455

		2,027,599

Insurance - 8.1%
AON Corp.	28,759	1,321,188
Assured Guaranty Ltd.	50,097	901,245
Markel Corp.*	3,778	1,386,526

		3,608,959

IT Services - 7.1%
Fiserv, Inc.*	35,979	1,632,367
Hewitt Associates, Inc.*	40,321	1,545,504

		3,177,871

	SHARES	VALUE

Machinery - 4.1%
IDEX Corp.	28,402	1,046,330
Lincoln Electric Holdings, Inc.	10,162	799,749

		1,846,079

Media - 2.5%
Omnicom Group, Inc.	24,586	1,103,420

Metals & Mining - 3.3%
Compass Minerals International, Inc.	18,591	1,497,691

Multiline Retail - 2.0%
Nordstrom, Inc.	30,053	910,606

Multi-Utilities - 2.8%
Integrys Energy Group, Inc.	24,814	1,261,296

Real Estate Investment Trusts - 2.7%
SL Green Realty Corp.	14,733	1,218,714

Textiles, Apparel & Luxury Goods - 2.6%
Phillips-Van Heusen Corp.	31,224	1,143,423

Thrifts & Mortgage Finance - 2.8%
People’s United Financial, Inc.	79,146	1,234,678

Trading Companies & Distributors - 2.6%
W.W. Grainger, Inc.	14,200	1,161,560

Total Equity Securities (Cost $40,595,119)		41,354,666

EXCHANGE TRADED FUNDS - 2.8%
iShares Russell Midcap Value Index Fund	9,882	1,271,220

Total Exchange Traded Funds (Cost $1,348,293)		1,271,220

	PRINCIPAL
	AMOUNT

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 4.3%
Federal Home Loan Bank Discount Notes, 7/1/08	$1,900,000	1,900,000

Total U.S. Government Agencies and Instrumentalities (Cost $1,900,000)		1,900,000

TOTAL INVESTMENTS (Cost $43,843,412) - 99.6%		44,525,886
Other assets and liabilities, net - 0.4%		161,642

NET ASSETS - 100%		$44,687,528

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT LARGE CAP GROWTH
SCHEDULE OF INVESTMENTS
JUNE 30, 2008

	Shares	Value

EQUITY SECURITIES - 99.2%
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	244,900	$13,430,316

Biotechnology - 7.1%
Amgen, Inc.*	324,200	15,289,272
Biogen Idec, Inc.*	446,900	24,977,241
Genzyme Corp.*	209,100	15,059,382
Gilead Sciences, Inc.*	850,200	45,018,090

		100,343,985

Capital Markets - 4.4%
Charles Schwab Corp.	1,226,400	25,190,256
State Street Corp.	334,300	21,391,857
TD Ameritrade Holding Corp.*	864,600	15,640,614

		62,222,727

Chemicals - 5.0%
Potash Corp. of Saskatchewan, Inc.	150,800	34,468,356
Praxair, Inc.	383,300	36,122,192

		70,590,548

Commercial Banks - 2.3%
U.S. Bancorp	888,400	24,777,476
Wachovia Corp.	537,400	8,345,822

		33,123,298

Communications Equipment - 6.0%
Cisco Systems, Inc.*	1,213,100	28,216,706
Juniper Networks, Inc.*	733,700	16,273,466
Nokia Oyj (ADR)	523,800	12,833,100
Research In Motion Ltd.*	227,000	26,536,300

		83,859,572

Computers & Peripherals - 7.7%
Apple, Inc. (t)*	188,000	31,478,720
EMC Corp.*	1,579,300	23,199,917
Hewlett-Packard Co.	493,700	21,826,477
International Business Machines Corp.	269,416	31,933,878

		108,438,992

Containers & Packaging - 0.8%
Owens-Illinois, Inc.*	262,100	10,926,949

Diversified Financial Services - 2.4%
Bank of America Corp.	403,400	9,629,158
IntercontinentalExchange, Inc.*	117,200	13,360,800
NYSE Euronext	213,000	10,790,580

		33,780,538

Diversified Telecommunication Services - 3.8%
AT&T, Inc.	401,500	13,526,535
BCE, Inc.	307,200	10,693,632
Telefonica SA (ADR)	262,200	20,865,876
Vimpel-Communications (ADR)	292,600	8,684,368

		53,770,411

Energy Equipment & Services - 5.8%
Cameron International Corp.*	374,800	20,745,180
Noble Corp.	612,000	39,755,520
Smith International, Inc.	261,500	21,741,110

		82,241,810

	Shares	Value

Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	152,200	10,675,308

Gas Utilities - 1.1%
Questar Corp.	211,400	15,017,856

Health Care Equipment & Supplies - 5.2%
Intuitive Surgical, Inc.*	51,700	13,927,980
St. Jude Medical, Inc.*	616,900	25,218,872
Stryker Corp.	538,900	33,886,032

		73,032,884

Health Care Providers & Services - 2.7%
Express Scripts, Inc.*	614,800	38,560,256

Household Durables - 1.1%
Matsushita Electric Industrial Co. Ltd. (ADR)	725,400	15,538,068

Insurance - 2.6%
Aflac, Inc.	293,800	18,450,640
Chubb Corp.	360,600	17,673,006

		36,123,646

Internet Software & Services - 4.8%
eBay, Inc.*	1,193,700	32,623,821
Google, Inc.*	65,200	34,322,584

		66,946,405

IT Services - 6.3%
Infosys Technologies Ltd. (ADR)	395,176	17,174,349
MasterCard, Inc.	216,000	57,352,320
Paychex, Inc.	441,600	13,813,248

		88,339,917

Machinery - 4.2%
AGCO Corp.*	262,500	13,757,625
Bucyrus International, Inc.	238,000	17,378,760
Danaher Corp.	52,600	4,065,980
Deere & Co.	183,600	13,243,068
Parker Hannifin Corp.	150,400	10,726,528

		59,171,961

Oil, Gas & Consumable Fuels - 7.0%
Chesapeake Energy Corp.	351,500	23,184,940
EOG Resources, Inc.	227,100	29,795,520
Range Resources Corp.	224,900	14,739,946
Southwestern Energy Co.*	652,800	31,079,808

		98,800,214

Pharmaceuticals - 8.1%
Allergan, Inc.	207,200	10,784,760
Bristol-Myers Squibb Co.	1,401,200	28,766,636
Forest Laboratories, Inc.*	575,900	20,006,766
Johnson & Johnson	371,044	23,872,971
Novo Nordisk A/S (ADR)	219,066	14,458,356
Pfizer, Inc.	895,100	15,637,397

		113,526,886

Semiconductors & Semiconductor Equipment - 2.3%
MEMC Electronic Materials, Inc.*	304,500	18,738,930
Texas Instruments, Inc.	494,300	13,919,488

		32,658,418

Software - 2.1%
Microsoft Corp.	1,056,200	29,056,062

	Shares	Value

Specialty Retail - 0.9%
GameStop Corp.*	307,000	12,402,800

Textiles, Apparel & Luxury Goods - 1.9%
Nike, Inc., Class B	460,700	27,462,327

Thrifts & Mortgage Finance - 1.0%
Hudson City Bancorp, Inc.	813,900	13,575,852

Venture Capital - 0.1%
Napo Pharmaceuticals, Inc.(b)(i)*	279,329	52,548
Orteq Bioengineering Ltd., Series A Preferred (b)(i)*	74,910	969,301

		1,021,849

Wireless Telecommunication Services - 0.7%
Turkcell Iletisim Hizmetleri AS (ADR)	679,700	9,889,635

Total Equity Securities (Cost $1,325,751,887)		1,394,529,490

	Principal
	Amount

Certificates of Deposit - 0.0%
One United Bank, 3.00%, 8/23/08 (b)(k)	$100,000	99,750
ShoreBank, 3.00%, 2/11/09 (b)(k)	100,000	99,750

Total Certificates of Deposit (Cost $200,000)		199,500

High Social Impact Investments - 0.2%
Calvert Social Investment Foundation Notes, 3.00%, 7/1/09 (b)(i)(r)	3,000,000	2,987,550

Total High Social Impact Investments (Cost $3,000,000)		2,987,550

	Adjusted
	Basis

Limited Partnership Interest - 0.0%
China Environment Fund III LP (b)(i)*	164,259	145,424

Total Limited Partnership Interest (Cost $164,259)		145,424

TOTAL INVESTMENTS (Cost $1,329,116,147) - 99.4%		1,397,861,964
Other assets and liabilities, net - 0.6%		8,862,329

NET ASSETS - 100%		$1,406,724,293

*	Non income producing security
Abbreviations:
ADR: American Depositary Receipt

(b)	This security was valued by the Board of Directors. See note A.

(i)	Restricted securities represent 0.3% of the net assets of the Fund.

(k)	These certificates of deposit are fully insured by agencies of the federal government.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(t)	11,000 shares of Apple, Inc. have been soft segregated in order to cover outstanding commitments to certain limited partnership investments. There are no restrictions on the trading of this security.

	ACQUISITION
RESTRICTED SECURITIES	DATES	COST

Calvert Social Investment Foundation Notes, 3.00%, 7/1/09	7/3/06	$3,000,000
China Environment Fund III LP	1/24/08 - 4/11/08	164,259
Napo Pharmaceuticals, Inc.	2/21/07	499,999
Orteq Bioengineering Ltd., Series A Preferred	7/19/07	998,102
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT GLOBAL ALTERNATIVE ENERGY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008

	Shares	Value

EQUITY SECURITIES - 96.8%
AUSTRALIA - 1.8%
Babcock & Brown Wind Partners	1,237,648	$1,947,063
Ceramic Fuel Cells Ltd.*	2,714,887	1,026,860
Energy Developments Ltd.	641,856	1,583,705

		4,557,628

AUSTRIA - 3.0%
Verbund — Oesterreichische Elektrizitaetswirtschafts AG	85,391	7,653,755

BELGIUM - 2.4%
4Energy Invest NV*	126,049	1,220,709
Hansen Transmissions International NV*	892,674	4,780,253

		6,000,962

CANADA - 1.1%
Ballard Power Systems, Inc.*	195,606	758,498
Canadian Hydro Developers, Inc.*	357,940	1,879,918

		2,638,416

CHILE - 1.7%
Enersis SA (ADR)	271,996	4,237,698

CHINA - 4.8%
China High Speed Transmission Equipment Group Co. Ltd.	1,907,000	3,913,225
Suntech Power Holdings Co. Ltd. (ADR)*	216,571	8,112,750

		12,025,975

DENMARK - 5.6%
Greentech Energy Systems A/S*	122,942	2,063,765
Vestas Wind Systems A/S*	92,600	12,122,594

		14,186,359

FRANCE - 5.4%
EDF Energies Nouvelles SA	110,610	7,397,317
La séchilienne-Sidec SA	46,527	3,651,578
Theolia SA*	91,720	2,425,003

		13,473,898

GERMANY - 11.5%
Ersol Solar Energy AG*	13,555	2,160,118
Nordex AG*	107,783	4,490,944
Q-Cells AG*	67,347	6,844,548
REpower Systems AG*	9,312	3,105,457
Roth & Rau AG*	9,166	1,991,849
Solar Millennium AG*	20,337	869,469
SolarWorld AG	76,299	3,636,879

	Shares	Value

Wacker Chemie AG	27,329	5,713,320

		28,812,584

ITALY - 0.3%
Actelios SpA	76,402	821,117

JAPAN - 2.6%
Kyocera Corp.	70,500	6,639,043

NORWAY - 2.6%
Renewable Energy Corp. AS*	253,400	6,569,279

SPAIN - 17.9%
Abengoa SA	189,305	5,920,234
Acciona SA	46,439	11,031,275
EDP Renovaveis SA*	317,268	3,672,072
Gamesa Corp. Tecnologica SA	234,725	11,539,575
Iberdrola Renovables SA*	595,084	4,610,425
Iberdrola SA	518,494	6,948,177
Solaria Energy and Environment SA*	86,895	1,252,026

		44,973,784

SWEDEN - 0.1%
Opcon AB*	48,400	366,344

SWITZERLAND - 1.6%
BKW FMB Energie AG	12,867	1,765,367
Meyer Burger Technology AG*	7,543	2,269,405

		4,034,772

UNITED KINGDOM - 5.8%
Clipper Windpower plc*	395,781	4,187,588
D1 Oils plc*	853,810	288,945
ITM Power plc*	573,080	647,421
Johnson Matthey plc	255,335	9,383,130

		14,507,084

UNITED STATES - 28.6%
American Superconductor Corp.*	160,118	5,740,230
Aventine Renewable Energy Holdings, Inc.*	324,803	1,429,133
Covanta Holding Corp.*	148,897	3,974,061
Energy Conversion Devices, Inc.*	106,087	7,812,247
Evergreen Solar, Inc.*	260,931	2,528,421
First Solar, Inc.*	29,989	8,181,599
FPL Group, Inc.	157,659	10,339,277
FuelCell Energy, Inc.*	160,432	1,139,067
Itron, Inc.*	50,993	5,015,162
MEMC Electronic Materials, Inc.*	134,160	8,256,206
Nova Biosource Fuels, Inc.*	660,719	442,682
Ormat Technologies, Inc.	164,538	8,091,979
Plug Power, Inc.*	264,876	622,459
PowerFilm, Inc.*	529,036	774,066
SunPower Corp.*	98,495	7,089,670
VeraSun Energy Corp.*	109,242	451,169

		71,887,428

Total Equity Securities (Cost $242,548,845)		243,386,126

	Principal
	Amount

U.S. Government Agencies and Instrumentalities - 1.9%
Federal Home Loan Bank Discount Notes, 7/1/08	$4,700,000	4,700,000

Total U.S. Government Agencies and Instrumentalities (Cost $4,700,000)		4,700,000

TOTAL INVESTMENTS (Cost $247,248,845) - 98.7%		248,086,126
Other assets and liabilities, net - 1.3%		3,187,626

NET ASSETS - 100%		$251,273,752

*	Non-income producing security.
Abbreviations:
ADR: American Depository Receipt
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Impact Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with four separate portfolios: Large Cap Growth, Small Cap Value, Mid Cap Value, and Global Alternative Energy. Large Cap Growth, Small Cap Value, and Mid Cap Value are registered as diversified portfolios. Global Alternative Energy is registered as a non-diversified portfolio. The operation of each series is accounted for separately. Global Alternative Energy began operations on May 31, 2007. Large Cap Growth offers Class A, Class B, Class C, and Class I shares. Small Cap Value, Mid Cap Value, and Global Alternative Energy each offer Class A, Class C, and Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long the shares have been owned by the investor. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges, and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Other securities for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.
The Calvert Global Alternative Energy Fund has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2008, securities valued at $4,354,323 or 0.3% of net assets were fair valued in the Large Cap Growth Fund in good faith under the direction of the Board of Directors.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund’s Schedules of Investments.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made and is accounted for as addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

New Accounting Pronouncements:
In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” — an interpretation of FASB Statement 109 (FIN 48), effective on the last business day of the semi-annual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2004 — 2007 for Large Cap Growth, tax years ended September 30, 2005 — 2007 for Small and Mid Cap Value, and tax year ended September 30, 2007 for Global Alternative Energy) for purposes of implementing FIN 48, and has concluded that as of June 30, 2008, no provision for income tax would be required in the Fund’s financial statements.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2008, and net realized capital loss carryforwards as of September 30, 2007 with expiration dates:

			Mid Cap	Global Alternative
	Large Cap Growth	Small Cap Value	Value	Energy

Federal income tax cost of investments	$1,329,116,147	$43,772,900	$43,844,400	$249,029,279
Unrealized appreciation	199,717,160	5,148,262	4,733,425	18,312,884
Unrealized depreciation	(130,971,343)	(3,753,663)	(4,051,939)	(19,256,037)
Net unrealized appreciation/ (depreciation)	$68,745,817	$1,394,599	$681,486	$(943,153)
Capital Loss Carryforwards

Expiration Date	Small Cap Value

30-Sep-14	$18,476
30-Sep-15	466,140

$484,616

Capital losses may be utilized to offset current and future capital gains until expiration.
NOTE C — OTHER
In connection with certain venture capital investments, Large Cap Growth is committed to future capital calls, which will increase the Fund’s investment in these securities. The aggregate amount of the future capital commitments totals $835,741 at June 30, 2008.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
CALVERT IMPACT FUND, INC.
By: /s/ Barbara J. Krumsiek
      Barbara J. Krumsiek
      President — Principal Executive Officer
Date: August 28, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
     /s/ Barbara J. Krumsiek
      Barbara J. Krumsiek
      President — Principal Executive Officer
Date: August 28, 2008
      /s/ Ronald M. Wolfsheimer
      Ronald M. Wolfsheimer
      Treasurer — Principal Financial Officer
Date: August 28, 2008